Stock-Based Incentive Compensation Plans - Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017
Phantom Service Restricted Stock Unit Plan [Member]
Units [Roll Forward]
Beginning balance, Units	8,750
Granted, Units	3,000
Exercised, Units	(1,950)
Forfeited, Units	(790)
Performance adjustment, Units	90
Ending balance, Units	9,100	8,750
Vested and expected to vest, Units	8,470
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	$ 6.79
Granted, Weighted-Average Exercise Price (in dollars per unit)	9.77
Exercised, Weighted-Average Exercise Price (in dollars per unit)	7.45
Forfeited, Weighted-Average Exercise Price (in dollars per unit)	7.24
Performance adjustment, Weighted-Average Exercise Price (in dollars per unit)	6.91
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	7.59	$ 6.79
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	7.53
Weighted Average Fair Value At Period End [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	8.45
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	14.60	$ 8.45
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	$ 14.60
Phantom Performance Restricted Stock Unit Plan [Member]
Units [Roll Forward]
Beginning balance, Units	1,040
Granted, Units	870
Exercised, Units	0
Forfeited, Units	(200)
Performance adjustment, Units	0
Ending balance, Units	1,710	1,040
Vested and expected to vest, Units	1,530
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	$ 6.93
Granted, Weighted-Average Exercise Price (in dollars per unit)	9.67
Exercised, Weighted-Average Exercise Price (in dollars per unit)	0.00
Forfeited, Weighted-Average Exercise Price (in dollars per unit)	7.80
Performance adjustment, Weighted-Average Exercise Price (in dollars per unit)	0.00
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	8.22	$ 6.93
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	8.18
Weighted Average Fair Value At Period End [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	8.45
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	14.60	$ 8.45
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	$ 14.60
2016 Equity Incentive Plan (EIP) [Member] | Service Stock Appreciation Rights (SARs) [Member]
Units [Roll Forward]
Beginning balance, Units	25,300
Granted, Units	1,547
Exercised, Units	(8,726)
Forfeited, Units	(250)
Performance adjustment, Units	0
Ending balance, Units	17,871	25,300
Vested and expected to vest, Units	17,745
Exercisable, Units	12,534
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	$ 5.45
Granted, Weighted-Average Exercise Price (in dollars per unit)	9.60
Exercised, Weighted-Average Exercise Price (in dollars per unit)	4.25
Forfeited, Weighted-Average Exercise Price (in dollars per unit)	8.54
Performance adjustment, Weighted-Average Exercise Price (in dollars per unit)	0.00
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	6.36	$ 5.45
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	6.35
Exercisable, Weighted-Average Exercise Price (in dollars per unit)	$ 5.92
Weighted-Average Remaining Contractual Life (Years) [Abstract]
Weighted Average Remaining Contractual Life (Years)	3 years 4 months 24 days	3 years 6 months
Vested and expected to vest, Weighted Average Remaining Contractual Life (Years)	3 years 4 months 24 days
Exercisable, Weighted-Average Remaining Contractual Life (Years)	2 years 8 months 12 days
Aggregate Intrinsic Value [Abstract]
Vested and expected to vest	$ 146,428
Exercisable	$ 108,844
2016 Equity Incentive Plan (EIP) [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Units [Roll Forward]
Beginning balance, Units	10,794
Granted, Units	0
Exercised, Units	(1,367)
Forfeited, Units	(503)
Performance adjustment, Units	293
Ending balance, Units	9,217	10,794
Vested and expected to vest, Units	10,018
Exercisable, Units	5,655
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price (in dollars per unit)	$ 6.05
Granted, Weighted-Average Exercise Price (in dollars per unit)	0.00
Exercised, Weighted-Average Exercise Price (in dollars per unit)	6.19
Forfeited, Weighted-Average Exercise Price (in dollars per unit)	6.47
Performance adjustment, Weighted-Average Exercise Price (in dollars per unit)	7.44
Ending balance, Weighted-Average Exercise Price (in dollars per unit)	6.05	$ 6.05
Vested and expected to vest, Weighted-Average Exercise Price (in dollars per unit)	6.06
Exercisable, Weighted-Average Exercise Price (in dollars per unit)	$ 5.96
Weighted-Average Remaining Contractual Life (Years) [Abstract]
Weighted Average Remaining Contractual Life (Years)	3 years 1 month 6 days	4 years 1 month 6 days
Vested and expected to vest, Weighted Average Remaining Contractual Life (Years)	3 years 2 months 12 days
Exercisable, Weighted-Average Remaining Contractual Life (Years)	2 years 3 months 19 days
Aggregate Intrinsic Value [Abstract]
Vested and expected to vest	$ 85,513
Exercisable	$ 48,853